As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedules of Investments.

Alpha Defensive Growth Fund
Schedule of Investments
at December 31, 2011 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 30.58%
38,091	The Arbitrage Fund - Class I	$498,999
43,928	ASG Diversified Strategies Fund - Class Y	429,178
41,141	Evercore Wealth Management Macro Opportunity Fund	415,520
31,065	TFS Market Neutral Fund	450,134
39,377	Turner Spectrum Fund - Institutional Class*	431,178
	TOTAL ALTERNATIVE FUNDS (Cost $2,288,326)	2,225,009

	EQUITY FUNDS - 13.97%
38,975	Berwyn Income Fund	501,609
44,405	WHG Income Opportunity Fund - Institutional Class	514,649
	TOTAL EQUITY FUNDS (Cost $1,019,644)	1,016,258

	EXCHANGE-TRADED FUNDS - 4.81%
2,303	SPDR Gold Trust*	350,033
	TOTAL EXCHANGE-TRADED FUNDS (Cost $312,910)	350,033

	FIXED INCOME FUNDS - 49.10%
58,445	DoubleLine Total Return Bond Fund - Class I	644,645
35,208	Driehaus Active Income Fund	352,436
63,269	Osterweis Strategic Income Fund - Class I	716,836
51,255	Payden Emerging Markets Bond Fund	713,986
47,247	RiverNorth/DoubleLine Strategic Income Fund - Class I	500,814
52,023	Templeton Global Bond Fund - Advisor Class	643,526
	TOTAL FIXED INCOME FUNDS (Cost $3,677,725)	3,572,243

	MONEY MARKET FUNDS - 0.48%
35,314	Invesco STIT-Liquid Assets Portfolio - Institutional Class, 0.16% +	35,314
	TOTAL MONEY MARKET FUNDS (Cost $35,314)	35,314
	Total Investments (Cost $7,333,919) - 98.94%	7,198,857
	Other Assets in Excess of Liabilities - 1.06%	77,029
	NET ASSETS - 100.00%	$7,275,886

* Non-income producing security.
+ Rate shown is the 7-day yield as of December 31, 2011.

Alpha Opportunistic Growth Fund
Schedule of Investments
at December 31, 2011 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 32.22%
45,510	Grizzly Short Fund*	$626,667
186,534	PIMCO Stockplus TR Short Strategy Fund - Class I	757,326
32,876	Robeco Boston Partners Long/Short Equity Fund - Class I	625,951
	TOTAL ALTERNATIVE FUNDS (Cost $2,107,032)	2,009,944

	EQUITY FUNDS - 50.85%
35,660	AQR Risk Parity Fund - Class I	377,999
64,371	Aston/River Road Independent Value Fund - Class I*	684,907
32,176	IVA Worldwide Fund - Class I	494,224
27,380	RiverNorth Core Opportunity Fund	298,163
226,550	Wasatch Emerging Markets Small Cap Fund	500,676
26,378	The Weitz Funds - Partners III Opportunity Fund*	316,276
26,604	Yacktman Focused Fund	499,617
	TOTAL EQUITY FUNDS (Cost $3,264,462)	3,171,862

	EXCHANGE-TRADED FUNDS - 4.39%
18,000	iShares Gold Trust*	274,140
	TOTAL EXCHANGE-TRADED FUNDS (Cost $304,136)	274,140

	FIXED INCOME FUNDS - 12.12%
69,791	Stone Harbor Emerging Market Debt Fund - Institutional Class	755,836
	TOTAL FIXED INCOME FUNDS (Cost $765,045)	755,836

	MONEY MARKET FUNDS - 0.43%
26,544	Invesco STIT-Liquid Assets Portfolio - Institutional Class, 0.16% +	26,544
	TOTAL MONEY MARKET FUNDS (Cost $26,544)	26,544
	Total Investments (Cost $6,467,219) - 100.01%	6,238,326
	Liabilities in Excess of Other Assets - (0.01)%	(908)
	NET ASSETS - 100.00%	$6,237,418

* Non-income producing security.
+ Rate shown is the 7-day yield as of December 31, 2011.

Alpha Capital Funds
Notes to Schedules of Investments
December 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The Alpha Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Funds are unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Board of Trustees.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2011:

Alpha Defensive Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$2,225,009	$-	$-	$2,225,009
Equity Funds	1,016,258	-	-	1,016,258
Exchange-Traded Funds	350,033	-	-	350,033
Fixed Income Funds	3,572,243	-	-	3,572,243
Money Market Funds	35,314	-	-	35,314
Total Investments	$7,198,857	$-	$-	$7,198,857

Alpha Opportunistic Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$2,009,944	$-	$-	$2,009,944
Equity Funds	3,171,862	-	-	3,171,862
Exchange-Traded Funds	274,140	-	-	274,140
Fixed Income Funds	755,836	-	-	755,836
Money Market Funds	26,544	-	-	26,544
Total Investments	$6,238,326	$-	$-	$6,238,326

Refer to the Funds’ Schedules of Investments for a detailed break-out of securities.  Transfers between levels are recognized at December 31, 2011, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended December 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Alpha Defensive Growth Fund

Cost of investments	$7,335,401

Gross unrealized appreciation	$63,927
Gross unrealized depreciation	(200,471)
Net unrealized depreciation	$(136,544)

Alpha Opportunistic Growth Fund

Cost of investments	$6,479,289

Gross unrealized appreciation	$33,527
Gross unrealized depreciation	(274,490)
Net unrealized depreciation	$(240,963)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President

Date  2/22/2012

By (Signature and Title)*/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  2/22/2012

* Print the name and title of each signing officer under his or her signature.